Leases - Summary Of Components Of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessee Operating Leases [Line Items]
Operating lease cost	$ 48.7	$ 35.3	$ 42.1
Short-term lease cost	96.2	145.0	233.1
Variable lease cost	3.0	2.8	1.3
Total lease cost	$ 147.9	$ 183.1	$ 276.5